Business Segment Information	12 Months Ended
Sep. 30, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure Text Block

Note 14.  Business Segment Information

The Company is organized based upon the products and services it provides to its customers. The Company's operations are comprised the Pharmaceutical Distribution reportable segment and Other. The Pharmaceutical Distribution reportable segment consists of the AmerisourceBergen Drug Corporation (“ABDC”) and AmerisourceBergen Specialty Group (“ABSG”) operating segments. Other consists of the AmerisourceBergen Consulting Services (“ABCS”) and World Courier operating segments.

The Company has aggregated the operating segments of ABDC and ABSG into one reportable segment, the Pharmaceutical Distribution segment. The results of operations of the ABCS and World Courier operating segments are not significant enough to require separate reportable segment disclosure, and therefore have been included in Other for the purpose of reportable segment presentation.

The Company's ability to aggregate ABDC and ABSG into one reportable segment was based on the following:

•       the objective and basic principles of ASC 280;

•       the aggregation criteria as noted in ASC 280; and

•       the fact that ABDC and ABSG have similar economic characteristics.

The chief operating decision maker for the Company is the President and Chief Executive Officer of the Company whose function is to allocate resources to, and assess the performance of, the ABDC and ABSG operating segments. ABDC and ABSG each have an executive who functions as an operating segment manager whose role includes reporting directly to the President and Chief Executive Officer of the Company on their respective operating segment's business activities, financial results and operating plans.

The businesses of the Pharmaceutical Distribution operating segments are similar in that they service both healthcare providers and pharmaceutical manufacturers in the pharmaceutical supply channel. The distribution of pharmaceutical drugs has historically represented more than 95% of the Company's revenues. ABDC and ABSG each operate in a high volume and low margin environment and, as a result, their economic characteristics are similar. Each operating segment warehouses and distributes products in a similar manner. Additionally, each operating segment is subject, in whole or in part, to the same extensive regulatory environment under which the pharmaceutical distribution industry operates.

ABDC distributes a comprehensive offering of brand-name pharmaceuticals (including specialty pharmaceutical products) and generic pharmaceuticals, over-the-counter healthcare products, home healthcare supplies and equipment, and related services to a wide variety of healthcare providers, including acute care hospitals and health systems, independent and chain retail pharmacies, mail order pharmacies, medical clinics, long-term care and other alternate site pharmacies and other customers. ABDC also provides pharmacy management, staffing and other consulting services; scalable automated pharmacy dispensing equipment; medication and supply dispensing cabinets; and supply management software to a variety of retail and institutional healthcare providers. Additionally, ABDC delivers packaging solutions to institutional and retail healthcare providers.

ABSG, through a number of operating businesses, provides distribution and other services primarily to physicians who specialize in a variety of disease states, especially oncology, and to other healthcare providers, including dialysis clinics. ABSG also distributes plasma and other blood products, injectible pharmaceuticals and vaccines. Additionally, ABSG provides third party logistics and outcomes research, and other services for biotechnology and other pharmaceutical manufacturers.

The Company's use of the term “specialty pharmaceutical products” refers to drugs used to treat complex diseases, such as cancer, diabetes, and multiple sclerosis. Specialty pharmaceutical products are part of complex treatment regimens for serious conditions and diseases that generally require ongoing clinical monitoring. The Company believes the terms “specialty” and “specialty pharmaceutical products” are used consistently by industry participants and our competitors. However, we cannot be certain that other distributors of specialty products define these and other similar terms in exactly the same manner as we do.

As noted above, Other consists of the ABCS and World Courier operating segments. ABCS, through a number of operating businesses, provides commercialization support services including reimbursement support programs, outcomes research, contract field staffing, patient assistance and copay assistance programs, adherence programs, risk mitigation services, and other market access programs to pharmaceutical and biotechnology manufacturers. World Courier, which operates in over 50 countries, is a leading global specialty transportation and logistics provider for the biopharmaceutical industry.

The following tables illustrate reportable segment information for the periods indicated (in thousands):

	Revenue
Fiscal year ended September 30,	2012	2011	2010
Pharmaceutical Distribution	$76,940,544	$78,444,933	$76,272,582
Other	1,324,744	302,012	261,705
Intersegment eliminations	(184,482)	(51,286)	(38,181)
Revenue	$78,080,806	$78,695,659	$76,496,106

Intersegment eliminations primarily represent the elimination of certain ABCS sales to the Pharmaceutical Distribution segment.

	Operating Income
Fiscal year ended September 30,	2012	2011	2010
Pharmaceutical Distribution	$1,275,636	$1,184,673	$1,046,703
Other	72,119	28,414	36,153
Employee severance, litigation and other	(44,140)	(23,567)	4,482
Operating income	1,303,615	1,189,520	1,087,338
Other (income) loss	(5,827)	(4,617)	3,372
Interest expense, net	92,569	76,148	71,790
Income from continuing operations before income taxes	$1,216,873	$1,117,989	$1,012,176

Segment operating income is evaluated before employee severance, litigation and other; other (income) loss; and interest expense, net. All corporate office expenses are allocated to the operating segments within Pharmaceutical Distribution and Other.

	Assets
At September 30,	2012	2011
Pharmaceutical Distribution	$13,429,646	$14,083,828
Other	1,349,757	391,406
Assets held for sale	662,853	508,164
Total assets	$15,442,256	$14,983,398

	Depreciation & Amortization
Fiscal year ended September 30,	2012	2011	2010
Pharmaceutical Distribution	$106,028	$90,005	$67,946
Other	28,347	11,357	11,555
Total depreciation and amortization	$134,375	$101,362	$79,501

Depreciation and amortization includes depreciation and amortization of property and equipment and intangible assets, but excludes amortization of deferred financing costs and other debt-related items which are included in interest expense.

	Capital Expenditures
Fiscal year ended September 30,	2012	2011	2010
Pharmaceutical Distribution	$85,980	$143,584	$166,130
Other	47,312	12,558	9,557
Total capital expenditures	$133,292	$156,142	$175,687